Net interest income (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net Interest Income [Line Items]
Interest income from loans and deposits	$ 6,240	$ 6,105	$ 8,403	$ 12,345	$ 17,492
Interest income from securities financing transactions measured at amortized cost	915	839	1,136	1,754	2,354
Interest income from other financial instruments measured at amortized cost	406	360	328	766	675
Interest income from debt instruments measured at fair value through other comprehensive income	44	27	26	71	54
Interest income from derivative instruments designated as cash flow hedges	(322)	(351)	(574)	(672)	(1,175)
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	7,283	6,981	9,320	14,264	19,399
Interest expense on loans and deposits	3,582	3,698	5,074	7,280	10,513
Interest expense on securities financing transactions measured at amortized cost	552	415	541	967	1,035
Interest expense on debt issued	2,639	2,794	3,655	5,433	7,395
Interest expense on lease liabilities	43	41	49	85	99
Total interest expense from financial instruments measured at amortized cost	6,817	6,948	9,319	13,765	19,042
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	466	33	2	498	357
Net interest income from financial instruments measured at fair value through profit or loss and other	1,500	1,597	1,533	3,096	3,118
Total net interest income	$ 1,965	$ 1,629	$ 1,535	$ 3,595	$ 3,475